Finance debts - Fair value of long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term debt and current portion of long-term debt
Borrowings
Financial liabilities, at fair value	€ 26,970	€ 22,528
Long-term and current portion of long-term ordinary bonds
Borrowings
Financial liabilities, at fair value	22,429	19,173
Long-term and current portion of long-term convertible bonds
Borrowings
Financial liabilities, at fair value	497	402
Long-term and current portion of long-term bank debt
Borrowings
Financial liabilities, at fair value	4,008	2,904
Long-term and current portion of long-term debt with other financial institutions
Borrowings
Financial liabilities, at fair value	€ 36	€ 49